SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On December 6, 2024, Wabtec completed the acquisition of Bloom Engineering, Inc. Effective January 22, 2026, the assets of the Bloom Engineering, Inc. 401(k) Plan (the " Bloom Plan") were transferred into the Plan at a total fair value of $30,458,429. Effective January 1, 2026, former participants of the Bloom Plan became participants in the Plan.
On July 1, 2025, Wabtec completed the acquisition of Evident's Inspection Technologies division ("Inspection Technologies"). Effective January 30, 2026, the assets of the Inspection Technologies 401(k) Plan (the "Inspection Technologies Plan") were transferred into the Plan at a total fair value of $14,969,758. Effective January 1, 2026, former participants of the Inspection Technologies Plan became participants in the Plan.